Subsequent events	6 Months Ended
Jun. 30, 2021
Cik 0001821171_qell Acquisition Corp Member
Subsequent events

Note 9 — Subsequent events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the unaudited condensed financial statements were issued. Based upon this review, unless there were any, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.